SCHEDULE OF SHORT-TERM DEBT (Details) (Parenthetical) - USD ($)	1 Months Ended				6 Months Ended	12 Months Ended
	Jun. 30, 2020	Jan. 31, 2020	Feb. 28, 2019	Apr. 30, 2018	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Shanghai Bank [Member]
Debt Instrument [Line Items]
Interest rate					2.68%
Debt maturity date, description					due January 2023
Shanghai Bank [Member] | Minimum [Member]
Debt Instrument [Line Items]
Debt maturity date, description					February 2024
Shanghai Bank [Member] | Maximum [Member]
Debt Instrument [Line Items]
Debt maturity date, description					November 2026
Shanghai Bank [Member] | Previously Reported [Member] | Minimum [Member]
Debt Instrument [Line Items]
Debt maturity date, description						February 2024
Shanghai Bank [Member] | Previously Reported [Member] | Maximum [Member]
Debt Instrument [Line Items]
Debt maturity date, description						November 2026
Hua Nan Bank [Member]
Debt Instrument [Line Items]
Interest rate					2.42%
Debt maturity date, description					due September 2022
Hua Nan Bank [Member] | Previously Reported [Member]
Debt Instrument [Line Items]
Interest rate							2.42%	2.61%
Debt maturity date, description							due December 2021	February - April 2020
Shareholder [Member] | Previously Reported [Member]
Debt Instrument [Line Items]
Interest rate				50.00%
Debt maturity date, description				six month maturity, was due October 2018
Debt conversion price				$ 0.35
Proceeds from short term debt				$ 100,000
Shareholder One [Member] | Previously Reported [Member]
Debt Instrument [Line Items]
Interest rate	0.00%
Debt maturity date, description	September 2020
Debenture Agreement [Member] | Various Shareholders [Member]
Debt Instrument [Line Items]
Interest rate			10.00%
Debt maturity date, description					one year maturity, were due February 2020 – December 2020
Debt conversion price			$ 2.80
Debt principal amount			$ 50,000
Accrued interest			$ 12,079
Debenture Agreement [Member] | Various Shareholders [Member] | Previously Reported [Member]
Debt Instrument [Line Items]
Interest rate			10.00%
Debt maturity date, description			beginning in February 2019
Debt conversion price			$ 0.35
Debt principal amount			$ 50,000
Debenture and accrued interest			$ 12,079
Debenture Agreement [Member] | Various shareholders One [Member] | Previously Reported [Member]
Debt Instrument [Line Items]
Debt conversion price		$ 0.35
Debenture Agreement [Member] | Various shareholders One [Member] | Previously Reported [Member] | Minimum [Member]
Debt Instrument [Line Items]
Interest rate		10.00%
Debenture Agreement [Member] | Various shareholders One [Member] | Previously Reported [Member] | Maximum [Member]
Debt Instrument [Line Items]
Interest rate		20.00%